(ICON)

SEMIANNUAL REPORT  JULY 31, 2000

Prudential
20/20 Focus Fund

Fund Type Stock

Objective Long-term growth of capital

Build On The Rock

(GRAPHIC)

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

Investment Goals and Style
The Prudential 20/20 Focus Fund's two investment managers each invest primarily in up to 20 stocks selected for their superior potential for long-term capital growth.
Bradley Goldberg focuses on out-of-favor companies that he believes will experience a dynamic earnings cycle over the next 12 to 18 months, as well as companies that display good growth characteristics but are, in his view, mispriced by the market. Spiros "Sig" Segalas employs a growth investment style, concentrating on stocks of established companies that he believes will have superior absolute and relative earnings growth. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Composition

Sectors expressed as a percentage of net assets as of 7/31/00
35.4%  Technology
32.0   Consumer Growth
11.2   Consumer Cyclical
 8.0   Industrial
 7.5   Finance
 3.0   Utility
 2.9   Cash & Equivalents

Top Five Value Holdings
Expressed as a percentage of net assets as of 7/31/00
 4.4%  Tenet Healthcare Corp.
       Health Care
 4.3   HCA-The Healthcare Corp.
       Health Care
 4.3   Wellpoint Health Networks, Inc.
       Health Care
 3.0   Hilton Hotels Corp.
       Hotels
 3.0   Loews Corp.
       Diversified Consumer Products

Top Five Growth Holdings
Expressed as a percentage of net assets as of 7/31/00
 4.1%  Goldman Sachs Group, Inc.
       Banks & Financial Services
 3.7   Cisco Systems, Inc.
       Computer Software & Services
 3.6   EMC Corp.
       Computer Software & Services
 3.6   Hewlett-Packard Co.
       Computer Hardware
 3.4   Citigroup, Inc.
       Banks & Financial Services

Holdings are subject to change.

               www.prudential.com (800) 225-1852

Performance at a Glance

Cumulative Total Returns1        As of 7/31/00

                    Six        One        Since
                   Months      Year     Inception2
Class A            -0.65%     10.81%      37.42%
Class B            -1.04       9.95       35.14
Class C            -1.04       9.95       35.14
Class Z            -0.49      11.05       37.99
Lipper Large-Cap
Core Fund Avg.3     4.21      12.97       54.18

Average Annual Total Returns1          As of 7/31/00

                        One          Since
                        Year       Inception2
Class A                 5.27%        13.65%
Class B                 4.95         14.31
Class C                 7.85         15.00
Class Z                11.05         16.71

Past performance is not indicative of future results.
Principal and investment return will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and
Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class
A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service
(12b-1) fees.

2 Inception date: Class A, B, C, and Z, 7/1/98.

3 Lipper average returns are for all funds in each share class for the six-month, one-year, and since inception periods in the Large-Cap Core Fund category.
The Lipper average is unmanaged. The Lipper Large-Cap
Core Fund average includes funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median of the S&P(r)
Mid-Cap 400 Index, have wide latitude in the companies in which they invest, and have average price/earnings ratio, price-to-book ratio, and three-year earnings growth figure.

S&P(r) is a registered trademark of The McGraw-Hill
Companies, Inc.

(LOGO)             September 15, 2000

Dear Shareholder,
The concentrated nature of the Prudential 20/20 Focus
Fund makes it more vulnerable to volatility than a larger diversified portfolio. Although the Fund's return was much above the Lipper Large-Cap Core Fund Average for its fiscal year ended January 31, 2000, it trailed the Lipper
Average during the very unsettled stock markets in the six months ended July 31, 2000. Its return was essentially flat at -0.65%, while the Lipper Large-Cap
Core Fund Average gained 4.21%.

The Fund's performance was negatively affected by its focuses in basic materials, wireless telephony, and the Internet. The strong style characteristics of its holdings in these sectors-value for basic materials and growth for telecommunications-performed poorly, on average, in a market that swung frequently from one style to another. Moreover, growth in both of these sectors was threatened by the series of Federal Reserve interest rate increases. The Fund's return was sustained primarily by strong gains in its technology and healthcare holdings.

Sincerely,

John R. Strangfeld, President
Prudential 20/20 Focus Fund

Prudential 20/20 Focus Fund

               Semiannual Report         July 31, 2000

Investment Adviser's Report

What went wrong
The six-month reporting period ended July 31, 2000, was a disappointment for the Prudential 20/20 Focus Fund. Its slightly negative return trailed both the Standard &
Poor's 500 Composite Stock Price Index (S&P 500 Index) and the Lipper Large-Cap Core Fund Average. The stock market showed no clear leadership over this period-investors could not sustain enthusiasm for long for either inexpensive value stocks or high-growth stocks.
Moreover, basic materials and communications services-two economic groups in which the Fund was focused-were the two worst performing groups in the S&P 500 Index, falling
16% and 20%, respectively, over this period. We believe these price reversals are temporary.

Basic materials stocks-including Mead and Temple Inland
(both paper) and Freeport-McMoran Copper & Gold (metals)- fell primarily because investors were concerned that the U.S. economy would be derailed by rising interest rates.
In addition, global commodity prices are denominated in U.S. dollars, and international demand was suppressed by the strong dollar. Although these stocks had performed well in 1999, prices of paper and copper are rising, and the stocks remain inexpensive. The earnings of our paper companies are growing.

The two factors that we believe depressed share prices in this reporting period should be short-lived; there are increasing signs that the U.S. economy is stabilizing at a sustainable rate of growth, while overseas economies continue to grow. The strong dollar is widely viewed as overvalued, particularly compared with the euro, and is expected to correct. We believe the stocks of these companies will recover the upward momentum they exhibited in 1999. During the period, we added Georgia-Pacific, the world's second largest forest and paper products company. Its recent acquisition of Fort James makes it number one in tissue paper.

Prudential 20/20 Focus Fund

Holdings expressed as a percentage of the Fund's net assets

Comments on Largest Holdings-Growth Portfolio  As of 7/31/00
----------------------------------------------------------------------
4.1%  Goldman Sachs Group, Inc./Banks & Financial Services
      Privately owned until 1999, Goldman Sachs is the world leader in mergers and acquisitions and one of the top underwriters of initial public offerings in the United
      States. It is particularly well positioned to benefit from the rapid pace of industrial reorganization in Europe, with many international mergers and an increase in entrepreneurial ventures.

3.7%  Cisco Systems, Inc./Computer Software & Services
      Leading data networking equipment manufacturer. Provides most of the Internet switching infrastructure for both carriers and corporate entry points, as well as internal corporate networks. A long-term high-growth business.

3.6%  EMC Corp./Computer Software & Services
      The world's leading supplier of intelligent enterprise storage and retrieval technology, designing systems for open system, mainframe, and midrange environments. EMC's enterprise storage products allow organizations to leverage their growing volumes of information in ways that may enhance their profitability and competitive advantage. Demand for storage is even higher than had been anticipated.

3.6%  Hewlett-Packard Co./Computer Hardware
      As the world's second largest computer company, Hewlett-Packard provides imaging and printing systems, computing systems, and information technology services for business and home. To further fuel its growth, HP is restructuring itself as an Internet specialist providing Web hardware, software, and support to corporate customers.

3.4%  Citigroup, Inc./Banks & Financial Services
      A diversified financial services holding company that provides a broad range of financial services to consumer and corporate customers around the world. The company's services include investment banking, retail brokerage, corporate banking, and cash management products and services.

Holdings are subject to change.

                www.prudential.com (800) 225-1852

Comments on Largest Holdings-Value Portfolio  As of 7/31/00
----------------------------------------------------------------------
4.4%  Tenet Healthcare Corp./Health Care
      Second largest hospital chain in the United States. Sales were up 10% in 1999. Should benefit from recovery of industry pricing, its continued cost-control efforts, and the growth in healthcare demand as the average age in the United States rises. Government pressure on pricing has eased substantially.

4.3%  HCA-The Healthcare Corp./Health Care
      Largest hospital chain in the United States. New management stopped aggressive expansion to focus on getting its operations under control. Settlement of government billing suit cost it less than expected. Pricing for the hospital industry appears to have bottomed. Should benefit from growth in healthcare demand as the average age in the United States rises.

4.3%  Wellpoint Health Networks, Inc./Health Care
      One of the best-managed U.S. healthcare companies, in our view. It is benefiting from better pricing, good control over its costs, increasing business, and no exposure to Medicare problems.

3.0%  Hilton Hotels Corp./Hotels
      Having sold its gaming properties, Hilton is focusing on hotels, almost 1,800 of them, under brand names such as Doubletree and Embassy Suites, as well as Hilton. Sales growth in 1999 was 21.5%, but the share price is well below last year's highs and only about 14 times estimated 2000 earnings.

3.0%  Loews Corp./Diversified Consumer Products
      Primarily an insurance company, through its CNA Financial subsidiary. Property and casualty insurance prices have begun to improve, but Loews' share price is still down and only at about eight times estimated 2000 earnings, even after substantial gains during the year.

Holdings are subject to change.
                                               5

Prudential 20/20 Focus Fund

        Semiannual Report     July 31, 2000

Telecommunications services stocks-including NTL (which offers a wide range of services to U.K. customers via its digital fiberoptic network), Vodafone (the largest wireless service in the world), Global Crossing
(fiberoptic networks), and America On-Line-and mobile telephone hardware companies-Nokia and Ericsson-had a sharp drop. They are correcting from a substantial upward run in 1999. Telecommunications services companies must be large current consumers of capital in order to build the infrastructure that is expected to produce a long run of high returns. Nonetheless, their share prices had climbed to high multiples of their near-term income. As interest rates rose, investors became wary of paying the high prices for earnings that were primarily in the future. The hardware companies, which also sold for high multiples of their earnings, suffered when it appeared that the explosive growth of mobile telephone handsets may slow. "Sig" Segalas thinks the growth scenarios for these two industries are still sound, particularly for the leading companies that are held by the 20/20 Focus
Fund portfolio.

Loral Space & Communications, a large manufacturer and operator of satellites, is a value investment in this group. Globalstar, its global telecommunications system, is taking longer to become operational and build a
customer base than had been anticipated, but Globalstar works, whereas there were performance questions about its now-bankrupt competitor Iridium. Brad Goldberg thinks satellite transmission is essential for providing wireless service to rural or mountainous areas, where building a wired service network can be very expensive.
The satellite system currently is   also the only truly
global wireless system. Moreover, he believes that even if Loral's investment in Globalstar is completely discounted, the rest of the company is worth more than the stock currently sells for.

What went right
With few exceptions, the Fund's largest holdings in both growth and value styles were among the largest contributors to its return. Its growth holdings are heavily focused in the technology sector, and EMC, Hewlett-Packard,
                  www.prudential.com (800) 225-1852

and Cisco Systems (see Comments on Largest Holdings) rose between 20% and 60% in the half-year. We also had particularly strong contributions from Texas Instruments, whose 9% half-year gain was strong for the period's sluggish market, and from JDS Uniphase and Hewlett-
Packard, which we added during the period.

The other two of our five largest growth holdings are financial firms, another sector that performed well over the period. Citigroup had a gain in the same range as our technology holdings. We sold our position in Merrill
Lynch & Company and took some profits on American
International Group, in favor of Goldman Sachs (see
Comments on Largest Holdings), which was added toward the end of the period. "Sig" Segalas believes Goldman is better positioned to benefit from the surge in investment banking-initial public offerings (IPOs) of stock, as well as mergers and acquisitions of older firms-taking place in Europe.

Our three largest value holdings are in the healthcare sector, which strengthened considerably over the period.
Tenet Healthcare, HCA-The Healthcare Corporation, and
Wellpoint Health Networks (see Comments on Largest
Holdings) returned between 28% and 34% over the six-month reporting period. As HMOs (such as Wellpoint) improve their pricing power and their earnings, they are able to pay hospital managers (such as Tenet and HCA) a fairer return for their services.

Looking Ahead
The prices of the goods and services of our value holdings are rising: tobacco, healthcare, paper, copper, and chemical prices are all increasing. These higher prices are flowing through to better earnings. This earnings growth is being realized in companies whose stocks were purchased very inexpensively. Moreover, there are signs of slowing economic growth in the United
States. These signs have led the U.S. Federal Reserve to hold interest rates steady for a while. When investors become more confident that economic growth is progressing at a healthy and not overheated pace, we expect they will once

Prudential 20/20 Focus Fund

        Semiannual Report     July 31, 2000

again be prepared to pay a premium for long-term growth.
However, we think the retreat from Internet-related stocks in March signaled a turn from blind speculation. At least for a while, investors will prefer companies that have demonstrated records of earnings growth. This caution is beneficial to our holdings, which, in our view, include the strongest, best-managed competitors in rapidly growing industries, as well as companies whose somewhat slower growth is matched to significantly lower share prices.

Prudential 20/20 Focus Fund Management Team

       Prudential 20/20 Focus Fund
             Portfolio of Investments as of July 31, 2000 (Unaudited)

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  97.1%
Common Stocks
-------------------------------------------------------------------------------------
Banks & Financial Services  7.5%
     561,900   Citigroup, Inc.                                      $     39,649,069
     477,300   Goldman Sachs Group, Inc.                                  47,222,868
                                                                    ----------------
                                                                          86,871,937
-------------------------------------------------------------------------------------
Chemicals  1.9%
     459,600   Eastman Chemical Co.                                       21,543,750
-------------------------------------------------------------------------------------
Computer Hardware  6.1%
   1,049,900   Compaq Computer Corp.                                      29,462,819
     382,200   Hewlett-Packard Co.                                        41,731,463
                                                                    ----------------
                                                                          71,194,282
-------------------------------------------------------------------------------------
Computer Software & Services  7.3%
     661,200   Cisco Systems, Inc.(a)                                     43,267,275
     490,500   EMC Corp.(a)                                               41,753,812
                                                                    ----------------
                                                                          85,021,087
-------------------------------------------------------------------------------------
Diversfied Consumer Products  5.8%
     554,600   Loews Corp.                                                34,801,150
   1,312,700   Philip Morris Companies, Inc.                              33,145,675
                                                                    ----------------
                                                                          67,946,825
-------------------------------------------------------------------------------------
Drugs & Health Care  17.9%
     382,100   American Home Products Corp.                               20,275,181
   1,460,200   HCA-The Healthcare Corp.                                   49,646,800
     855,800   Pfizer, Inc.                                               36,906,375
   1,688,000   Tenet Healthcare Corp.(a)                                  51,378,500
     567,200   Wellpoint Health Networks, Inc.(a)                         49,452,750
                                                                    ----------------
                                                                         207,659,606
-------------------------------------------------------------------------------------
Electronic Components  3.0%
     590,300   Texas Instruments, Inc.                                    34,643,231

    See Notes to Financial Statements                                      9

       Prudential 20/20 Focus Fund
             Portfolio of Investments as of July 31, 2000 (Unaudited) Cont'd.

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
Forest & Paper Products  6.6%
   1,010,400   Georgia-Pacific Group                                $     25,070,550
   1,007,800   Mead Corp.                                                 25,572,925
     600,000   Temple-Inland, Inc.                                        26,062,500
                                                                    ----------------
                                                                          76,705,975
-------------------------------------------------------------------------------------
Hotels  3.0%
   3,442,300   Hilton Hotels Corp.                                        35,283,575
-------------------------------------------------------------------------------------
Insurance  0.9%
     448,800   SAFECO Corp.                                               10,350,450
-------------------------------------------------------------------------------------
Media  2.6%
     244,000   Univision Communications, Inc. (Class A)(a)                30,317,000
-------------------------------------------------------------------------------------
Office Equipment & Supplies  0.1%
   1,000,800   Lanier Worldwide, Inc.(a)                                     688,050
-------------------------------------------------------------------------------------
Photography  2.9%
     604,100   Eastman Kodak Co.                                          33,149,988
-------------------------------------------------------------------------------------
Precious Metals  1.4%
   1,972,400   Freeport-McMoRan Copper & Gold, Inc. (Class A)(a)          16,888,675
-------------------------------------------------------------------------------------
Retail  8.1%
   1,256,400   Dillards, Inc. (Class A)                                   17,196,975
     561,700   Kohl's Corp.(a)                                            31,876,475
     408,300   RadioShack Corp.                                           23,017,912
     651,800   Tiffany & Co.                                              22,324,150
                                                                    ----------------
                                                                          94,415,512
-------------------------------------------------------------------------------------
Telecommunications  11.3%
   1,530,100   AT&T Corp.-Liberty Media Corp. (Class A)(a)                34,044,725
     838,600   Global Crossing, Ltd.(a)                                   20,388,463
   1,954,900   Loral Space & Communications, Ltd.(a)                      10,141,044
     210,600   NTL, Inc.(a)                                                9,490,162
     604,500   Qwest Communications International, Inc.(a)                28,373,719
     667,800   Vodafone Group PLC (ADR) (United Kingdom)                  28,798,875
                                                                    ----------------
                                                                         131,236,988

    10                                     See Notes to Financial Statements

       Prudential 20/20 Focus Fund
             Portfolio of Investments as of July 31, 2000 (Unaudited) Cont'd.

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
Telecommunications Equipment  10.7%
   1,164,900   Ericsson AB (ADR) (Sweden)                           $     22,861,162
   1,000,800   Harris Corp.                                               34,277,400
     296,900   JDS Uniphase Corp.(a)                                      35,071,313
     730,000   Nokia Corp. (ADR) (Finland)                                32,348,125
                                                                    ----------------
                                                                         124,558,000
                                                                    ----------------
               Total long-term investments (cost $1,085,076,031)       1,128,474,931
                                                                    ----------------
SHORT-TERM INVESTMENTS  2.9%
Principal
Amount
(000)
-------------------------------------------------------------------------------------
Commercial Paper  2.0%
$     23,339   American Express Credit Corp.,
                6.50%, 8/1/00                                             23,339,000
-------------------------------------------------------------------------------------
Repurchase Agreement  0.9%
      10,298   Joint Repurchase Agreement Account,
                6.54%, 8/1/00 (Note 5)                                    10,298,000
                                                                    ----------------
               Total short-term investments (cost $33,637,000)            33,637,000
                                                                    ----------------
               Total Investments  100.0%
                (cost $1,118,713,031; Note 4)                          1,162,111,931
               Liabilities in excess of other assets                        (507,758)
                                                                    ----------------
               Net Assets  100%                                     $  1,161,604,173
                                                                    ----------------
                                                                    ----------------

--------------------------------------------------------------------------------
(a) Non-income producing security.
AB--Aktiebolag (Swedish Stock Company).
ADR--American Depository Receipt.
    See Notes to Financial Statements                                     11

       Prudential 20/20 Focus Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                  July 31, 2000
--------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,118,713,031)                       $1,162,111,931
Cash                                                                     103,863
Receivable for investments sold                                        8,720,021
Receivable for Fund shares sold                                          954,294
Dividends and interest receivable                                        384,525
Prepaid expenses                                                           1,130
                                                                  --------------
      Total assets                                                 1,172,275,764
                                                                  --------------
LIABILITIES
Payable for investments purchased                                      5,638,855
Payable for Fund shares repurchased                                    3,262,745
Distribution fee payable                                                 784,233
Management fee payable                                                   755,880
Accrued expenses                                                         219,825
Withholding taxes payable                                                 10,053
                                                                  --------------
      Total liabilities                                               10,671,591
                                                                  --------------
NET ASSETS                                                        $1,161,604,173
                                                                  --------------
                                                                  --------------
Net assets were comprised of:
      Shares of beneficial interest, at par                       $       94,322
      Paid-in capital in excess of par                             1,016,616,082
                                                                  --------------
                                                                   1,016,710,404
   Accumulated net investment loss                                    (3,910,344)
   Accumulated net realized gain on investments                      105,405,213
   Net unrealized appreciation on investments                         43,398,900
                                                                  --------------
Net assets, July 31, 2000                                         $1,161,604,173
                                                                  --------------
                                                                  --------------

    12                                     See Notes to Financial Statements

       Prudential 20/20 Focus Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  July 31, 2000
--------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($269,542,987 / 21,650,440 shares of beneficial interest
      issued and outstanding)                                             $12.45
   Maximum sales charge (5% of offering price)                               .66
                                                                  --------------
   Maximum offering price to public                                       $13.11
                                                                  --------------
                                                                  --------------
Class B:
   Net asset value, offering price and redemption price per
      share ($686,866,068 / 56,030,211 shares of beneficial
      interest issued and outstanding)                                    $12.26
                                                                  --------------
                                                                  --------------
Class C:
   Net asset value and redemption price per share
      ($140,522,858 / 11,463,041 shares of beneficial interest
      issued and outstanding)                                             $12.26
   Sales charge (1% of offering price)                                       .12
                                                                  --------------
   Offering price to public                                               $12.38
                                                                  --------------
                                                                  --------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($64,672,260 / 5,178,642 shares of beneficial
      interest issued and outstanding)                                    $12.49
                                                                  --------------
                                                                  --------------

    See Notes to Financial Statements                                     13

       Prudential 20/20 Focus Fund
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                   July 31, 2000
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Dividends (net of foreign withholding taxes of $17,171)         $   5,142,101
   Interest                                                            1,199,202
                                                                   -------------
      Total income                                                     6,341,303
                                                                   -------------
Expenses
   Management fee                                                      4,465,364
   Distribution fee--Class A                                             344,818
   Distribution fee--Class B                                           3,575,810
   Distribution fee--Class C                                             727,768
   Transfer agent's fees and expenses                                    738,000
   Reports to shareholders                                               129,000
   Registration fees                                                     125,000
   Custodian's fees and expenses                                          86,000
   Legal fees and expenses                                                25,000
   Audit fee                                                              14,000
   Trustees' fees and expenses                                            11,000
   Miscellaneous                                                           9,887
                                                                   -------------
      Total expenses                                                  10,251,647
                                                                   -------------
Net investment loss                                                   (3,910,344)
                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions                         105,756,710
Net change in unrealized appreciation on investments                (113,073,255)
                                                                   -------------
Net loss on investments                                               (7,316,545)
                                                                   -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (11,226,889)
                                                                   -------------
                                                                   -------------

    14                                     See Notes to Financial Statements

       Prudential 20/20 Focus Fund
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months            Year
                                                   Ended               Ended
                                               July 31, 2000     January 31, 2000
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                         $   (3,910,344)    $    (6,002,235)
   Net realized gain on investments               105,756,710         118,380,454
   Net change in unrealized appreciation on
      investments                                (113,073,255)         60,959,722
                                               --------------    -----------------
   Net increase (decrease) in net assets
      resulting from operations                   (11,226,889)        173,337,941
                                               --------------    -----------------
Dividends and distributions (Note 1)
   Distributions from net realized gains
      Class A                                     (12,726,163)        (11,076,868)
      Class B                                     (33,732,246)        (30,844,040)
      Class C                                      (6,904,261)         (6,030,035)
      Class Z                                      (3,130,610)         (2,663,051)
                                               --------------    -----------------
                                                  (56,493,280)        (50,613,994)
                                               --------------    -----------------
Fund share transactions (net of share
   conversions) (Note 6)
   Net proceeds from shares sold                  173,728,069         561,896,628
   Net asset value of shares issued in
      reinvestment of distributions                54,500,499          48,732,464
   Cost of shares reacquired                     (212,355,151)       (227,459,344)
                                               --------------    -----------------
   Net increase in net assets from Fund
      share transactions                           15,873,417         383,169,748
                                               --------------    -----------------
Total increase (decrease)                         (51,846,752)        505,893,695
NET ASSETS
Beginning of period                             1,213,450,925         707,557,230
                                               --------------    -----------------
End of period                                  $1,161,604,173     $ 1,213,450,925
                                               --------------    -----------------
                                               --------------    -----------------

    See Notes to Financial Statements                                     15

       Prudential 20/20 Focus Fund
             Notes to Financial Statements (Unaudited)

      Prudential 20/20 Focus Fund (the 'Fund') is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund invests primarily in up to 40 equity securities of U.S. companies that are selected by the Fund's two investment advisers (up to 20 by each) as having strong capital appreciation potential. The Fund issued 2,500 shares each of Class A, Class B, Class C and Class Z shares of beneficial interest for $100,000 on April 14, 1998 to Prudential Investments Fund Management LLC ('PIFM').

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Investments traded on a national securities
exchange and NASDAQ National Market System securities are valued at the last reported sales price on the primary exchange on which they are traded or, if there was no sale, at the mean between the last bid and asked prices or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available are valued by the Valuation Committee or Board of Trustees in consultation with the Manager and Subadvisers.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with United States financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      All securities are valued as of 4:15 p.m., New York time.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
    16

       Prudential 20/20 Focus Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    Dividends from net investment income are
declared and paid semi-annually. The Fund will distribute at least annually net capital gains in excess of capital loss carryforwards, if any. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Note 2. Agreements
The Fund has a management agreement with PIFM. Pursuant to this agreement, PIFM has responsibility for all investment advisory services. PIFM has entered into Subadvisory Agreements with The Prudential Investment Corporation ('PIC') and Jennison Associates LLC ('Jennison'). The Subadvisory Agreements provide that each Subadviser furnish investment advisory services in connection with the management of the Fund. In connection therewith, each Subadviser is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises each Subadviser's performance of such services. PIFM pays for the services of PIC and Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Each of the two Subadvisers manages approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two Subadvisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) will be divided between the two Subadvisers as PIFM deems appropriate. In addition, there will be periodic rebalancing of the portfolio's assets to take account of market fluctuations in order to maintain the approximate equal allocation. As a consequence, the portfolio will allocate assets from the better performing of the two Subadvisers to the other.
                                                                          17

       Prudential 20/20 Focus Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .75 of 1% of the Fund's average daily net assets up to and including $1 billion and .70 of 1% of such average daily net assets in excess of $1 billion. The subadvisory fee paid to PIC by PIFM is computed daily and payable monthly at an annual rate of .375 of 1% of the average daily net assets of the Fund. Jennison is compensated by PIFM for its services at the rate of .30 of 1% of the average daily net assets of the portion of the Fund that Jennison manages up to and including $300 million and .25 of 1% of such average daily net assets in excess of $300 million.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Class A, Class B and Class C Plans were .25 of 1%, 1% and 1%, respectively, of the average daily net assets of Class A, Class B and Class C shares for the six months ended July 31, 2000.

      PIMS has advised the Fund that it has received approximately $354,300 and $151,500 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended July 31, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that it has received approximately $1,401,800 and $64,200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the six months ended July 31, 2000.

      PIFM, PIMS, PIC and Jennison are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an
    18

       Prudential 20/20 Focus Fund
             Notes to Financial Statements (Unaudited) Cont'd.

alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the six months ended July 31, 2000.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent and during the six months ended July 31, 2000, the Fund incurred fees of approximately $637,900 for the services of PMFS. As of July 31, 2000, approximately $102,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended July 31, 2000 aggregated $592,178,356 and $611,867,431, respectively.

      The federal income tax basis of the Fund's investments at July 31, 2000 was $1,118,713,031 and, accordingly, net unrealized appreciation for federal income tax purposes was $43,398,900 (gross unrealized appreciation--$195,885,108; gross unrealized depreciation--$152,486,208).

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government or federal agency obligations. As of July 31, 2000, the Fund had a 1.8% undivided interest in repurchase agreements in the joint account. The undivided interest for the Fund represented $10,298,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefor was as follows:

      ABN AMRO Incorporated, 6.56%, in the principal amount of $100,000,000, repurchase price $100,018,222, due 8/1/00. The value of the collateral including accrued interest was $102,000,029.

      Bear, Stearns & Co. Inc., 6.55%, in the principal amount of $100,000,000, repurchase price $100,018,194, due 8/1/00. The value of the collateral including accrued interest was $102,926,906.
                                                                          19

       Prudential 20/20 Focus Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Greenwich Capital Markets, Inc., 6.57%, in the principal amount of $110,000,000, repurchase price $110,020,075, due 8/1/00. The value of the collateral including accrued interest was $112,201,716.

      Merrill Lynch, Pierce, Fenner & Smith, Inc., 6.45%, in the principal amount of $97,030,000, repurchase price $97,047,385, due 8/1/00. The value of the collateral including accrued interest was $98,970,864.

      Salomon Smith Barney, Inc., 6.55%, in the principal amount of $155,000,000, repurchase price $155,028,201, due 8/1/00. The value of the collateral including accrued interest was $158,174,190.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

      Transactions in shares of beneficial interest were as follows:

Class A                                                        Shares         Amount
-----------------------------------------------------------  ----------    ------------
Six months ended July 31, 2000:
Shares sold                                                   3,920,330    $ 50,762,198
Shares issued in reinvestment of distributions                1,045,113      12,248,719
Shares reacquired                                            (5,042,363)    (64,765,136)
                                                             ----------    ------------
Net decrease in shares outstanding before conversion            (76,920)     (1,754,219)
Shares issued upon conversion from Class B                    1,241,608      15,767,735
                                                             ----------    ------------
Net increase in shares outstanding                            1,164,688    $ 14,013,516
                                                             ----------    ------------
                                                             ----------    ------------
Year ended January 31, 2000:
Shares sold                                                  10,107,012    $125,259,647
Shares issued in reinvestment of distributions                  830,011      10,649,040
Shares reacquired                                            (5,052,322)    (62,914,846)
                                                             ----------    ------------
Net increase in shares outstanding before conversion          5,884,701      72,993,841
Shares issued upon conversion from Class B                      698,940       8,763,860
                                                             ----------    ------------
Net increase in shares outstanding                            6,583,641    $ 81,757,701
                                                             ----------    ------------
                                                             ----------    ------------

    20

       Prudential 20/20 Focus Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                        Shares         Amount
-----------------------------------------------------------  ----------    ------------
Six months ended July 31, 2000:
Shares sold                                                   5,985,654    $ 77,478,258
Shares issued in reinvestment of distributions                2,802,908      32,401,614
Shares reacquired                                            (7,446,240)    (95,348,262)
                                                             ----------    ------------
Net increase in shares outstanding before conversion          1,342,322      14,531,610
Shares reacquired upon conversion into Class A               (1,258,435)    (15,767,735)
                                                             ----------    ------------
Net increase in shares outstanding                               83,887    $ (1,236,125)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended January 31, 2000:
Shares sold                                                  23,777,037    $291,788,460
Shares issued in reinvestment of distributions                2,324,567      29,545,248
Shares reacquired                                            (8,189,070)   (101,234,812)
                                                             ----------    ------------
Net increase in shares outstanding before conversion         17,912,534     220,098,896
Shares reacquired upon conversion into Class A                 (704,230)     (8,763,860)
                                                             ----------    ------------
Net increase in shares outstanding                           17,208,304    $211,335,036
                                                             ----------    ------------
                                                             ----------    ------------
Class C
-----------------------------------------------------------
Six months ended July 31, 2000:
Shares sold                                                   1,424,683    $ 18,410,532
Shares issued in reinvestment of distributions                  583,010       6,739,596
Shares reacquired                                            (1,723,735)    (21,889,754)
                                                             ----------    ------------
Net increase in shares outstanding                              283,958    $  3,260,374
                                                             ----------    ------------
                                                             ----------    ------------
Year ended January 31, 2000:
Shares sold                                                   5,803,272    $ 71,399,010
Shares issued in reinvestment of distributions                  463,070       5,885,623
Shares reacquired                                            (2,166,404)    (26,773,332)
                                                             ----------    ------------
Net increase in shares outstanding                            4,099,938    $ 50,511,301
                                                             ----------    ------------
                                                             ----------    ------------
Class Z
-----------------------------------------------------------
Six months ended July 31, 2000:
Shares sold                                                   2,073,130    $ 27,077,081
Shares issued in reinvestment of distributions                  264,729       3,110,570
Shares reacquired                                            (2,335,611)    (30,351,999)
                                                             ----------    ------------
Net increase in shares outstanding                                2,248    $   (164,348)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended January 31, 2000:
Shares sold                                                   5,930,034    $ 73,449,511
Shares issued in reinvestment of distributions                  206,424       2,652,553
Shares reacquired                                            (2,952,230)    (36,536,354)
                                                             ----------    ------------
Net increase in shares outstanding                            3,184,228    $ 39,565,710
                                                             ----------    ------------
                                                             ----------    ------------

Note 7. Subsequent Event
On August 22, 2000, the Board of Trustees approved an interim subadvisory agreement with Jennison to manage up to 100% of the total assets of the Fund. Effective September 7, 2000, Jennison became subadvisor for all the Fund's assets. The Board of Trustees also approved a proposed new subadvisory agreement, with the same terms as the interim agreement, which would take effect after share holder approval.
                                                                          21

       Prudential 20/20 Focus Fund
             Financial Highlights (Unaudited)

                                                           Class A
                                    ------------------------------------------------------
                                       Six Months                          July 1, 1998(a)
                                         Ended            Year Ended           Through
                                        July 31,          January 31,        January 31,
                                        2000(d)             2000(d)            1999(d)
                                    ----------------      -----------      ---------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
period                                  $  13.18           $   11.49          $   10.00
                                    ----------------      -----------      ---------------
Income from investment
operations
Net investment income (loss)                (.01)               (.01)               .01
Net realized and unrealized
   gain (loss) on investments
   and foreign currencies                   (.11)               2.30               1.51
                                    ----------------      -----------      ---------------
   Total from investment
      operations                            (.12)               2.29               1.52
                                    ----------------      -----------      ---------------
Less distributions:
Distributions from net realized
   gains                                    (.61)               (.60)                --
Tax return of capital
   distribution                               --                  --               (.03)
                                    ----------------      -----------      ---------------
   Total distributions                      (.61)               (.60)              (.03)
                                    ----------------      -----------      ---------------
Net asset value, end of period          $  12.45           $   13.18          $   11.49
                                    ----------------      -----------      ---------------
                                    ----------------      -----------      ---------------
TOTAL RETURN(b):                            (.65)%             20.07%             15.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)         $269,543           $ 270,027          $ 159,777
Average net assets (000)                $277,370           $ 205,515          $ 131,335
Ratios to average net assets:
   Expenses, including
      distribution fee and
      service (12b-1) fees                  1.18%(c)            1.20%              1.32%(c)
   Expenses, excluding
      distribution fee and
      service (12b-1) fees                   .93%(c)             .95%              1.07%(c)
   Net investment income (loss)             (.13)%(c)           (.10)%              .13%(c)
For Class A, B, C and Z shares:
Portfolio turnover                            52%                105%                70%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Calculations are made based on average month-end shares outstanding during the period.
    22                                     See Notes to Financial Statements

       Prudential 20/20 Focus Fund
             Financial Highlights (Unaudited) Cont'd.

                                                           Class B
                                    ------------------------------------------------------
                                       Six Months                          July 1, 1998(a)
                                         Ended            Year Ended           Through
                                        July 31,          January 31,        January 31,
                                        2000(e)             2000(e)            1999(e)
                                    ----------------      -----------      ---------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
period                                  $  13.04           $   11.46          $   10.00
                                    ----------------      -----------      ---------------
Income from investment
operations
Net investment loss                         (.05)               (.10)              (.04)
Net realized and unrealized
   gain (loss) on investments
   and foreign currencies                   (.12)               2.28               1.50
                                    ----------------      -----------      ---------------
   Total from investment
      operations                            (.17)               2.18               1.46
                                    ----------------      -----------      ---------------
Less distributions:
Distributions from net realized
   gains                                    (.61)               (.60)                --
Tax return of capital
distribution                                  --                  --                 --(d)
                                    ----------------      -----------      ---------------
   Total distributions                      (.61)               (.60)                --
                                    ----------------      -----------      ---------------
Net asset value, end of period          $  12.26           $   13.04          $   11.46
                                    ----------------      -----------      ---------------
                                    ----------------      -----------      ---------------
TOTAL RETURN(b):                           (1.04)%             19.16%             14.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)         $686,866           $ 729,339          $ 443,798
Average net assets (000)                $719,091           $ 581,150          $ 334,157
Ratios to average net assets:
   Expenses, including
      distribution fee and
      service (12b-1) fees                  1.93%(c)            1.95%              2.07%(c)
   Expenses, excluding
      distribution fee and
      service (12b-1) fees                   .93%(c)             .95%              1.07%(c)
   Net investment income (loss)             (.88)%(c)           (.85)%             (.62)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Less than .005 per share.
(e) Calculations are made based on average month-end shares outstanding during the period.
    See Notes to Financial Statements                                     23

       Prudential 20/20 Focus Fund
             Financial Highlights (Unaudited) Cont'd.

                                                           Class C
                                    ------------------------------------------------------
                                       Six Months                          July 1, 1998(a)
                                         Ended            Year Ended           Through
                                        July 31,          January 31,        January 31,
                                        2000(e)             2000(e)            1999(e)
                                    ----------------      -----------      ---------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
period                                  $  13.04           $   11.46          $   10.00
                                    ----------------      -----------      ---------------
Income from investment
operations
Net investment loss                         (.05)               (.10)              (.03)
Net realized and unrealized
   gain (loss) on investments
   and foreign currencies                   (.12)               2.28               1.49
                                    ----------------      -----------      ---------------
   Total from investment
      operations                            (.17)               2.18               1.46
                                    ----------------      -----------      ---------------
Less distributions:
Distributions from net realized
   gains                                    (.61)               (.60)                --
Tax return of capital
distribution                                  --                  --                 --(d)
                                    ----------------      -----------      ---------------
   Total distributions                      (.61)               (.60)                --
                                    ----------------      -----------      ---------------
Net asset value, end of period          $  12.26           $   13.04          $   11.46
                                    ----------------      -----------      ---------------
                                    ----------------      -----------      ---------------
TOTAL RETURN(b):                           (1.04)%             19.16%             14.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)         $140,553           $ 145,733          $  81,100
Average net assets (000)                $146,353           $ 111,039          $  64,848
Ratios to average net assets:
   Expenses, including
      distribution fee and
      service (12b-1) fees                  1.93%(c)            1.95%              2.07%(c)
   Expenses, excluding
      distribution fee and
      service (12b-1) fees                   .93%(c)             .95%              1.07%(c)
   Net investment income (loss)             (.88)%(c)           (.84)%             (.62)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Less than .005 per share.
(e) Calculations are made based on average month-end shares outstanding during the period.
    24                                     See Notes to Financial Statements

       Prudential 20/20 Focus Fund
             Financial Highlights (Unaudited) Cont'd.

                                                           Class Z
                                    ------------------------------------------------------
                                       Six Months                          July 1, 1998(a)
                                         Ended            Year Ended           Through
                                        July 31,          January 31,        January 31,
                                        2000(d)             2000(d)            1999(d)
                                    ----------------      -----------      ---------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
period                                  $  13.20           $   11.49          $   10.00
                                    ----------------      -----------      ---------------
Income from investment
operations
Net investment income                        .01                 .02                .02
Net realized and unrealized
   gain (loss) on investments
   and foreign currencies                   (.11)               2.29               1.51
                                    ----------------      -----------      ---------------
   Total from investment
      operations                            (.10)               2.31               1.53
                                    ----------------      -----------      ---------------
Less distributions:
Distributions from net realized
   gains                                    (.61)               (.60)                --
Tax return of capital
distribution                                  --                  --               (.04)
                                    ----------------      -----------      ---------------
   Total distributions                      (.61)               (.60)              (.04)
                                    ----------------      -----------      ---------------
Net asset value, end of period          $  12.49           $   13.20          $   11.49
                                    ----------------      -----------      ---------------
                                    ----------------      -----------      ---------------
TOTAL RETURN(b):                            (.49)%             20.25%             15.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)         $ 64,672           $  68,352          $  22,882
Average net assets (000)                $ 68,585           $  45,183          $  12,905
Ratios to average net assets:
   Expenses, including
      distribution fee and
      service (12b-1) fees                   .93%(c)             .95%              1.07%(c)
   Expenses, excluding
      distribution fee and
      service (12b-1) fees                   .93%(c)             .95%              1.07%(c)
   Net investment income (loss)              .12%(c)             .16%               .38%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Calculations are made based on average month-end shares outstanding during the period.
    See Notes to Financial Statements                                     25

Prudential 20/20 Focus Fund

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at
(800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Strategic Partners Focused Growth Fund
Target Funds
  Large Capitalization Growth Fund
  Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund
Prudential Value Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
Small Capitalization Growth Fund
Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund
Target Funds
  International Equity Fund

BALANCED/ALLOCATION FUNDS
Prudential Diversified Funds
  Conservative Growth Fund
  Moderate Growth Fund
  High Growth Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund
             www.prudential.com (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
  Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
  Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
Prudential Municipal Series Fund
  Florida Series
  Massachusetts Series
  New Jersey Series
  New York Series
  North Carolina Series
  Ohio Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Prudential Special Money Market Fund, Inc.
  Money Market Series

Tax-Free Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  Connecticut Money Market Series
  Massachusetts Money Market Series
  New Jersey Money Market Series
  New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
COMMAND Government Fund
COMMAND Money Fund
COMMAND Tax-Free Fund

Prudential 20/20 Focus Fund

      Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities
Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge-sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals-not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance-not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

               www.prudential.com (800) 225-1852

For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Saul K. Fenster, Ph.D.
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Robin B. Smith
John R. Strangfeld
Louis A. Weil, III
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Marguerite E. H. Morrison, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

Fund Symbols           NASDAQ      CUSIP
       Class A         PTWAX     743979106
       Class B         PTWBX     743979205
       Class C         PTWCX     743979304
       Class Z         PTWZX     743979403

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of July 31, 2000, were not audited and, accordingly, no opinion is expressed on them.

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Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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